Subsequent Events	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to September 30, 2023, through the date the consolidated financial statements were available to issue, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements except the following:

i)	On November 17, 2023, the Company incorporated a wholly owned subsidiary, which is Gilmore INV LLC (“Gilmore”) in Ohio. Gilmore owns 40% of SouthGilmore LLC (“SouthGilmore”), which was incorporated on November 20, 2023 in Ohio. On November 23, 2023, SouthGilmore entered into an agreement (the “Agreement”) with Argentine Football Association (the “AFA”), pursuant to which the parties agreed that two international friendly matches will take place between March 18-26, 2024 between the Argentine men’s national soccer team and similar opponents in China. Pursuant to the Agreement, SouthGilmore agreed to pay the AFA a total of $15.0 million, of which $7.5 million was paid in November 2023 in connection with the execution of the Agreement, the remaining $7.5 million is expected to be paid in February 2024. In addition, pursuant to the Agreement, SouthGilmore agreed to assume the costs and obligations related to stadium charges, security, ticketing and all other matters generally related to the organization of the games.

ii)	On November 22, 2023, the Company sold one of its lands, which is with a carrying value of $280,000 and located in Butler County, Ohio, for a sales price of $875,000.

iii)	On December 26, 2023, the Company completed a unit offering private placement and issued 400,000 units with unit price of $2.00, raising total gross proceeds of $800,000. Each unit contains one share and one warrant. Each warrant is exercisable into one share at an exercise price of $2.00/share within 5 years from the issuance date.